JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 30.4%
Aerospace & Defense — 0.2%
Arconic, Inc.
5.13%, 10/1/2024	700	763
5.90%, 2/1/2027	555	631
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)	300	301
6.13%, 1/15/2023(a)	695	704
BWX Technologies, Inc. 5.38%, 7/15/2026(a)	185	195
Rockwell Collins, Inc. 3.10%, 11/15/2021	100	102
TransDigm, Inc.
6.50%, 7/15/2024	800	825
6.25%, 3/15/2026(a)	700	752
Triumph Group, Inc.
6.25%, 9/15/2024(a)	500	525
7.75%, 8/15/2025	385	400
United Technologies Corp. 3.10%, 6/1/2022	1,250	1,283

		6,481

Air Freight & Logistics — 0.0%(b)
XPO Logistics, Inc.
6.13%, 9/1/2023(a)	318	328
6.75%, 8/15/2024(a)	623	676

		1,004

Airlines — 0.0%(b)
American Airlines Group, Inc. 5.00%, 6/1/2022(a)	227	237
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	70	74
United Airlines Holdings, Inc.
5.00%, 2/1/2024	200	212
4.88%, 1/15/2025	465	491

		1,014

Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	870	741
Adient US LLC 7.00%, 5/15/2026(a)	620	663
Allison Transmission, Inc. 5.00%, 10/1/2024(a)	850	870
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	625	633
6.25%, 4/1/2025	1,355	1,377
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	1,510	1,595
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	625	630
Icahn Enterprises LP
6.25%, 2/1/2022	250	255
6.75%, 2/1/2024	365	379
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(a)	1,025	1,088
Toyota Industries Corp. (Japan) 3.11%, 3/12/2022(a)	1,695	1,730

		9,961

Automobiles — 1.2%
BMW Finance NV (Germany) 2.25%, 8/12/2022(a)	1,890	1,892
Daimler Finance North America LLC (Germany)
2.00%, 7/6/2021(a)	1,500	1,495
3.40%, 2/22/2022(a)	10,540	10,795
2.55%, 8/15/2022(a)	5,710	5,747
3.35%, 2/22/2023(a)	150	155
Hyundai Capital America
3.00%, 6/20/2022(a)	4,680	4,722
2.85%, 11/1/2022(a)	6,845	6,896
Volkswagen Group of America Finance LLC (Germany)
2.70%, 9/26/2022(a)	7,290	7,356
4.25%, 11/13/2023(a)	1,605	1,710
2.85%, 9/26/2024(a)	2,000	2,026

		42,794

Banks — 10.3%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020(a)	200	200
2.65%, 1/19/2021(a)	200	201
3.40%, 8/27/2021(a)	1,900	1,941
AIB Group plc (Ireland)
4.75%, 10/12/2023(a)	2,000	2,137
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(c)	1,520	1,605
ANZ New Zealand Int’l Ltd. (New Zealand)
2.75%, 1/22/2021(a)	200	202
2.88%, 1/25/2022(a)	870	885
3.40%, 3/19/2024(a)	560	585
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023(a)	1,750	1,832
Banco Santander SA (Spain)
3.50%, 4/11/2022	7,000	7,184
3.85%, 4/12/2023	6,000	6,256
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(c)	650	651
(ICE LIBOR USD 3 Month + 0.65%), 2.76%, 6/25/2022(c)	215	216
2.50%, 10/21/2022	360	363
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	4,820	4,916
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(c)	6,000	6,096
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)	340	347
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025(c)	3,590	3,601
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024(a)	5,190	5,431
Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	4,080	4,073

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banque Federative du Credit Mutuel SA (France)
2.70%, 7/20/2022(a)	730	740
3.75%, 7/20/2023(a)	15,790	16,560
Barclays Bank plc (United Kingdom)
2.65%, 1/11/2021	2,000	2,011
7.63%, 11/21/2022	370	415
Barclays plc (United Kingdom)
3.68%, 1/10/2023	11,858	12,117
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(c)	6,115	6,375
BB&T Corp.
2.20%, 3/16/2023	2,210	2,216
2.50%, 8/1/2024	1,225	1,236
BBVA USA
3.50%, 6/11/2021	1,750	1,780
2.88%, 6/29/2022	4,000	4,060
BNP Paribas SA (France)
2.95%, 5/23/2022(a)	4,000	4,060
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025(a)(c)	7,170	7,203
BNZ International Funding Ltd. (New Zealand)
2.90%, 2/21/2022(a)	750	762
2.65%, 11/3/2022(a)	1,500	1,516
3.38%, 3/1/2023(a)	1,500	1,550
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(c)	15,825	15,966
Capital One NA 2.15%, 9/6/2022	2,040	2,035
CIT Group, Inc.
5.00%, 8/1/2023	225	242
4.75%, 2/16/2024	235	251
Citibank NA
(ICE LIBOR USD 3 Month + 0.53%), 3.16%, 2/19/2022(c)	835	844
(ICE LIBOR USD 3 Month + 0.60%), 2.84%, 5/20/2022(c)	790	798
Citigroup, Inc.
2.75%, 4/25/2022	500	507
(SOFR + 0.87%), 2.31%, 11/4/2022(c)	4,665	4,673
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	6,130	6,240
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	12,210	12,392
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(c)(d)(e)	680	740
Citizens Bank NA 3.25%, 2/14/2022	565	578
Credit Agricole SA (France)
3.38%, 1/10/2022(a)	15,000	15,329
3.75%, 4/24/2023(a)	5,000	5,218
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 6/9/2023	1,000	1,045
Danske Bank A/S (Denmark)
2.20%, 3/2/2020(a)	285	285
5.00%, 1/12/2022(a)	250	262
Discover Bank 3.10%, 6/4/2020	250	251
DNB Bank ASA (Norway) 2.15%, 12/2/2022(a)	8,065	8,053
Fifth Third Bancorp
2.60%, 6/15/2022	100	101
2.38%, 1/28/2025	5,000	5,008
HSBC Bank plc (United Kingdom) 4.13%, 8/12/2020(a)	380	386
HSBC Holdings plc (United Kingdom)
2.95%, 5/25/2021	200	203
(ICE LIBOR USD 3 Month + 0.65%), 2.78%, 9/11/2021(c)	300	301
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(c)	4,435	4,524
3.60%, 5/25/2023	4,000	4,166
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025(c)	2,730	2,720
Huntington Bancshares, Inc. 2.30%, 1/14/2022	633	636
Huntington National Bank (The) 3.13%, 4/1/2022	900	921
ING Groep NV (Netherlands) 3.55%, 4/9/2024	475	495
Lloyds Bank plc (United Kingdom)
3.30%, 5/7/2021	200	203
2.25%, 8/14/2022	1,890	1,895
Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(c)	2,000	2,021
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 2.59%, 7/26/2021(c)	85	85
3.54%, 7/26/2021	145	148
3.22%, 3/7/2022	10,825	11,086
2.62%, 7/18/2022	3,325	3,363
3.46%, 3/2/2023	4,000	4,142
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021(a)	400	403
2.95%, 2/28/2022	4,000	4,067
2.60%, 9/11/2022	5,000	5,050
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(c)	6,040	6,101
MUFG Union Bank NA 3.15%, 4/1/2022	700	717
National Australia Bank Ltd. (Australia)
2.50%, 1/12/2021	500	503
3.70%, 11/4/2021	250	258
National Bank of Canada (Canada) 2.15%, 10/7/2022(a)	3,155	3,152
Nordea Bank Abp (Finland) 2.50%, 9/17/2020(a)	200	201

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Royal Bank of Canada (Canada) 2.25%, 11/1/2024	4,500	4,482
Royal Bank of Scotland Group plc (United Kingdom)
6.13%, 12/15/2022	250	271
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(c)	9,370	9,568
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(c)	8,555	9,050
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	10,711	10,800
2.88%, 8/5/2021	2,000	2,018
Santander UK plc (United Kingdom)
2.13%, 11/3/2020	2,400	2,403
2.50%, 1/5/2021	385	386
3.40%, 6/1/2021	3,625	3,695
Skandinaviska Enskilda Banken AB (Sweden) 3.05%, 3/25/2022(a)	1,960	1,997
Societe Generale SA (France)
3.25%, 1/12/2022(a)(f)	9,000	9,172
3.88%, 3/28/2024(a)	1,000	1,046
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(a)(c)	5,000	5,018
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(c)	11,720	12,110
Sumitomo Mitsui Banking Corp. (Japan) 2.51%, 1/17/2020	11,500	11,508
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	830	842
2.78%, 7/12/2022	8,000	8,129
2.78%, 10/18/2022	65	66
3.10%, 1/17/2023	4,075	4,175
2.70%, 7/16/2024	3,075	3,108
SunTrust Bank
2.80%, 5/17/2022	1,000	1,016
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(c)	2,594	2,648
Wells Fargo & Co.
2.63%, 7/22/2022	500	506
3.07%, 1/24/2023	1,375	1,401
3.75%, 1/24/2024	5,000	5,281
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025(c)	6,225	6,210
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.49%), 3.33%, 7/23/2021(c)	2,000	2,016
(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022(c)	2,175	2,200
(ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022(c)	4,385	4,379

		375,389

Beverages — 0.4%
Constellation Brands, Inc.
2.70%, 5/9/2022	50	50
2.65%, 11/7/2022	65	66
4.25%, 5/1/2023	7,640	8,143
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	270	276
4.06%, 5/25/2023	5,500	5,815

		14,350

Biotechnology — 0.7%
AbbVie, Inc.
2.30%, 11/21/2022(a)	6,185	6,195
2.60%, 11/21/2024(a)	17,445	17,524

		23,719

Building Products — 0.1%
Masonite International Corp. 5.38%, 2/1/2028(a)	705	746
Standard Industries, Inc.
6.00%, 10/15/2025(a)	700	733
4.75%, 1/15/2028(a)	405	418
Summit Materials LLC
6.13%, 7/15/2023	50	51
5.13%, 6/1/2025(a)	260	266

		2,214

Capital Markets — 2.8%
Credit Suisse AG (Switzerland) 2.10%, 11/12/2021	15,965	15,996
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023(a)	8,750	8,962
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(a)(c)	250	264
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	670	673
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	13,009	13,154
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(c)(d)(e)	755	761
3.63%, 1/22/2023	5,000	5,210
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(c)	1,995	2,024
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(c)	7,190	7,304
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	120	127
Macquarie Bank Ltd. (Australia) 2.10%, 10/17/2022(a)	3,210	3,207
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(c)	5,005	5,110
Morgan Stanley
2.75%, 5/19/2022	1,500	1,521
(SOFR + 0.83%), 2.38%, 6/10/2022(c)	1,395	1,399
4.88%, 11/1/2022	5,000	5,359
3.13%, 1/23/2023	11,500	11,806
3.75%, 2/25/2023	4,000	4,186
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(c)	1,885	1,971

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MSCI, Inc. 5.38%, 5/15/2027(a)	800	857
UBS AG (Switzerland) 2.45%, 12/1/2020(a)	200	201
UBS Group AG (Switzerland)
2.65%, 2/1/2022(a)	1,500	1,513
3.49%, 5/23/2023(a)	4,054	4,164
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(c)	5,035	5,097

		100,866

Chemicals — 0.1%
Air Liquide Finance SA (France) 1.75%, 9/27/2021(a)	200	199
Ashland LLC
4.75%, 8/15/2022(g)	475	498
6.88%, 5/15/2043	425	484
Celanese US Holdings LLC 3.50%, 5/8/2024	290	299
CF Industries, Inc.
3.40%, 12/1/2021(a)	185	189
5.15%, 3/15/2034	465	507
Chemours Co. (The) 7.00%, 5/15/2025	1,260	1,166
CVR Partners LP 9.25%, 6/15/2023(a)	525	547
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(a)	275	277
5.25%, 6/1/2027(a)	725	732
OCI NV (Netherlands) 6.63%, 4/15/2023(a)	450	469

		5,367

Commercial Services & Supplies — 0.1%
ACCO Brands Corp. 5.25%, 12/15/2024(a)	12	12
ADT Security Corp. (The) 4.13%, 6/15/2023	315	323
Aramark Services, Inc. 5.00%, 2/1/2028(a)	835	877
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025(a)	240	255
Brink’s Co. (The) 4.63%, 10/15/2027(a)	310	318
Clean Harbors, Inc. 4.88%, 7/15/2027(a)	475	498
Covanta Holding Corp. 6.00%, 1/1/2027	645	676
Nielsen Finance LLC 5.00%, 4/15/2022(a)	1,120	1,127
Pitney Bowes, Inc.
4.62%, 5/15/2022(g)	150	151
5.20%, 4/1/2023(g)	130	130
Prime Security Services Borrower LLC 5.25%, 4/15/2024(a)	730	752

		5,119

Communications Equipment — 0.1%
CommScope, Inc.
5.50%, 3/1/2024(a)	130	135
5.50%, 6/15/2024(a)	730	716
6.00%, 3/1/2026(a)	1,795	1,880
Nokia OYJ (Finland) 4.38%, 6/12/2027	485	499
Plantronics, Inc. 5.50%, 5/31/2023(a)	331	311
Telefonaktiebolaget LM Ericsson (Sweden) 4.13%, 5/15/2022	100	104

		3,645

Construction & Engineering — 0.0%(b)
AECOM 5.13%, 3/15/2027	490	522
MasTec, Inc. 4.88%, 3/15/2023	500	506

		1,028

Construction Materials — 0.0%(b)
Cemex SAB de CV (Mexico) 5.70%, 1/11/2025(a)	1,700	1,744

Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
3.95%, 2/1/2022	4,726	4,883
3.50%, 5/26/2022	1,415	1,454
3.30%, 1/23/2023	8,730	8,935
4.88%, 1/16/2024	10	11
3.50%, 1/15/2025	155	160
Ally Financial, Inc.
5.13%, 9/30/2024	730	802
5.75%, 11/20/2025	915	1,008
American Express Co.
2.75%, 5/20/2022	1,460	1,483
3.40%, 2/27/2023	265	275
(ICE LIBOR USD 3 Month + 0.75%), 2.65%, 8/3/2023(c)	35	35
3.70%, 8/3/2023	35	37
American Honda Finance Corp. 2.05%, 1/10/2023	1,755	1,757
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022(a)	4,500	4,598
5.25%, 5/15/2024(a)	8,786	9,547
3.95%, 7/1/2024(a)	1,305	1,353
Capital One Financial Corp. 3.90%, 1/29/2024	2,405	2,539
Caterpillar Financial Services Corp.
1.90%, 9/6/2022	1,865	1,866
2.85%, 5/17/2024	480	496
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)	140	124
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (cash), 9/15/2024(a)(h)	1,085	1,110
John Deere Capital Corp. 2.60%, 3/7/2024	1,380	1,408
Navient Corp. 6.13%, 3/25/2024	1,000	1,067

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022(a)	570	605
Springleaf Finance Corp.
7.75%, 10/1/2021	205	224
6.13%, 5/15/2022	740	796
7.13%, 3/15/2026	665	766

		47,339

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc (Ireland) 6.00%, 2/15/2025(a)	1,115	1,171
Ball Corp. 5.25%, 7/1/2025	555	620
Berry Global, Inc.
5.13%, 7/15/2023	500	513
4.88%, 7/15/2026(a)	470	492
Crown Americas LLC 4.75%, 2/1/2026	355	372
Graphic Packaging International LLC 4.75%, 7/15/2027(a)	350	371
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)	1,190	1,220
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	750	767
7.25%, 4/15/2025(a)	815	772
OI European Group BV 4.00%, 3/15/2023(a)	12	12
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023(a)	400	423
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	291	291
(ICE LIBOR USD 3 Month + 3.50%), 5.50%, 7/15/2021(a)(c)	200	201
Sealed Air Corp. 5.13%, 12/1/2024(a)	345	372
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026(a)(g)	710	746

		8,343

Distributors — 0.0%(b)
Performance Food Group, Inc. 5.50%, 10/15/2027(a)	350	372
Wolverine Escrow LLC 9.00%, 11/15/2026(a)	630	636

		1,008

Diversified Consumer Services — 0.0%(b)
Service Corp. International 4.63%, 12/15/2027	1,275	1,323

Diversified Financial Services — 0.4%
AIG Global Funding
2.70%, 12/15/2021(a)	748	757
2.30%, 7/1/2022(a)	985	989
CK Hutchison International Ltd. (United Kingdom) 2.88%, 4/5/2022(a)	9,735	9,829
CNG Holdings, Inc. 12.50%, 6/15/2024(a)	160	150
GTP Acquisition Partners I LLC 2.35%, 6/15/2020(a)	600	599
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)	525	477
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	450	490
8.25%, 11/15/2026(a)	325	364

		13,655

Diversified Telecommunication Services — 0.5%
Altice France SA (France) 7.38%, 5/1/2026(a)	1,250	1,334
AT&T, Inc. 3.40%, 5/15/2025	220	230
CCO Holdings LLC
4.00%, 3/1/2023(a)	200	204
5.88%, 4/1/2024(a)	850	886
5.13%, 5/1/2027(a)	3,215	3,408
5.00%, 2/1/2028(a)	1,775	1,868
CenturyLink, Inc.
Series V, 5.63%, 4/1/2020	130	131
Series T, 5.80%, 3/15/2022	545	574
Series W, 6.75%, 12/1/2023	245	273
Series Y, 7.50%, 4/1/2024	575	647
5.63%, 4/1/2025	575	607
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	270	253
Deutsche Telekom International Finance BV (Germany) 2.23%, 1/17/2020(a)	150	150
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	1,590	1,264
8.00%, 2/15/2024(a)	393	401
Level 3 Financing, Inc.
5.63%, 2/1/2023	210	211
5.13%, 5/1/2023	100	101
5.38%, 5/1/2025	780	807
Sprint Capital Corp. 8.75%, 3/15/2032	1,705	2,033
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	910	1,008
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	550	591
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029(a)	400	420

		17,401

Electric Utilities — 1.1%
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	145	150
American Transmission Systems, Inc. 5.25%, 1/15/2022(a)	200	212
Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023(a)	6,087	6,331
Edison International
2.40%, 9/15/2022	6,000	5,940
3.13%, 11/15/2022	1,760	1,767
2.95%, 3/15/2023	5,410	5,386
Emera US Finance LP (Canada) 2.70%, 6/15/2021	2,575	2,594

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021(i)	1,800	1,795
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,301
Exelon Corp. 3.50%, 6/1/2022(g)	375	384
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.31%, 5/6/2022(c)	1,070	1,070
Fortis, Inc. (Canada) 2.10%, 10/4/2021	1,168	1,166
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	21
ITC Holdings Corp. 2.70%, 11/15/2022	5,805	5,874
Jersey Central Power & Light Co. 4.30%, 1/15/2026(a)	230	251
LG&E & KU Energy LLC 3.75%, 11/15/2020	122	123
NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/2021	3,145	3,162
2.90%, 4/1/2022	600	611
NextEra Energy Operating Partners LP 4.25%, 7/15/2024(a)	153	157
PNM Resources, Inc. 3.25%, 3/9/2021	69	70
Terraform Global Operating LLC 6.13%, 3/1/2026(a)	337	351
Vistra Operations Co. LLC 5.00%, 7/31/2027(a)	595	618

		39,334

Electronic Equipment, Instruments & Components — 0.0%(b)
Anixter, Inc. 6.00%, 12/1/2025	470	489
CDW LLC
5.50%, 12/1/2024	500	552
4.25%, 4/1/2028	410	428

		1,469

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	10,470	10,644
Nabors Industries, Inc. 4.63%, 9/15/2021	555	527
Precision Drilling Corp. (Canada)
6.50%, 12/15/2021	131	130
5.25%, 11/15/2024	112	94
Schlumberger Holdings Corp.
3.75%, 5/1/2024(a)	220	232
3.90%, 5/17/2028(a)	77	81
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	645	650
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	166	168
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	210	212

		12,738

Entertainment — 0.1%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025	515	479
Live Nation Entertainment, Inc. 4.88%, 11/1/2024(a)	740	766
Netflix, Inc.
4.88%, 4/15/2028	850	871
5.88%, 11/15/2028	890	972
Viacom, Inc. (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(c)	550	599

		3,687

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.
3.30%, 2/15/2021	1,500	1,521
5.90%, 11/1/2021	75	80
3.50%, 1/31/2023	5,305	5,496
3.00%, 6/15/2023	110	112
2.75%, 1/15/2027	3,000	2,985
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	590	615
Crown Castle International Corp. 4.88%, 4/15/2022	100	106
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	985	1,017
HAT Holdings I LLC 5.25%, 7/15/2024(a)	175	185
Iron Mountain, Inc.
5.75%, 8/15/2024	349	354
4.88%, 9/15/2027(a)	725	745
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027(a)	1,065	1,193
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027(a)	960	989
SBA Communications Corp.
4.00%, 10/1/2022	200	204
4.88%, 9/1/2024	580	601
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	6,294	6,527
Ventas Realty LP 3.50%, 4/15/2024	710	742
WEA Finance LLC (France) 2.88%, 1/15/2027(a)	3,110	3,095
Welltower, Inc. 3.63%, 3/15/2024	2,325	2,444

		29,011

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.
6.63%, 6/15/2024	605	635
5.88%, 2/15/2028(a)	350	366
Rite Aid Corp. 6.13%, 4/1/2023(a)	1,445	1,195
Safeway, Inc. 3.95%, 8/15/2020	475	475
Seven & i Holdings Co. Ltd. (Japan) 3.35%, 9/17/2021(a)	408	416

		3,087

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Food Products — 0.2%
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	100	101
Campbell Soup Co. 3.65%, 3/15/2023	3,560	3,698
Conagra Brands, Inc. 3.80%, 10/22/2021	195	201
JBS USA LUX SA 5.88%, 7/15/2024(a)	625	643
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(a)	750	793
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(a)	400	415
Post Holdings, Inc.
5.00%, 8/15/2026(a)	525	551
5.50%, 12/15/2029(a)	705	739

		7,141

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	580	619
5.50%, 5/20/2025	455	487
Dominion Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	3,590	3,597

		4,703

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co.
(ICE LIBOR USD 3 Month + 0.88%), 2.98%, 12/29/2020(c)	149	149
2.89%, 6/6/2022	150	152
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)	735	754
Hologic, Inc. 4.38%, 10/15/2025(a)	610	628
Teleflex, Inc. 4.63%, 11/15/2027	565	598

		2,281

Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	350	357
Aetna, Inc.
2.75%, 11/15/2022	223	226
2.80%, 6/15/2023	60	61
Anthem, Inc. 2.95%, 12/1/2022	75	77
Centene Corp.
4.75%, 5/15/2022	125	127
6.13%, 2/15/2024	125	130
5.38%, 6/1/2026(a)	590	626
Cigna Corp. 3.20%, 9/17/2020	255	257
Community Health Systems, Inc.
5.13%, 8/1/2021	520	516
6.25%, 3/31/2023	510	503
8.63%, 1/15/2024(a)	825	850
CVS Health Corp.
3.70%, 3/9/2023	15,700	16,336
4.10%, 3/25/2025	68	73
DaVita, Inc.
5.13%, 7/15/2024	295	303
5.00%, 5/1/2025	1,200	1,238
Encompass Health Corp.
5.13%, 3/15/2023	250	255
4.50%, 2/1/2028	980	1,005
HCA Healthcare, Inc. 6.25%, 2/15/2021	245	257
HCA, Inc.
5.88%, 5/1/2023	485	535
5.38%, 2/1/2025	200	221
5.88%, 2/15/2026	1,565	1,766
5.88%, 2/1/2029	1,970	2,251
Laboratory Corp. of America Holdings 2.30%, 12/1/2024	5,740	5,707
Tenet Healthcare Corp.
8.13%, 4/1/2022	560	612
4.88%, 1/1/2026(a)	1,765	1,833
6.25%, 2/1/2027(a)	2,135	2,285

		38,407

Health Care Technology — 0.0%(b)
IQVIA, Inc. 5.00%, 5/15/2027(a)	800	840

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada)
4.25%, 5/15/2024(a)	625	639
5.00%, 10/15/2025(a)	360	373
Boyd Gaming Corp.
6.88%, 5/15/2023	200	207
6.00%, 8/15/2026	125	133
Caesars Resort Collection LLC 5.25%, 10/15/2025(a)	755	780
CCM Merger, Inc. 6.00%, 3/15/2022(a)	628	641
Cedar Fair LP
5.38%, 6/1/2024	260	267
5.25%, 7/15/2029(a)	345	368
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	271	284
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	355	403
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	725	763
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	321	348
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	600	636
International Game Technology plc
6.25%, 2/15/2022(a)	600	633
6.25%, 1/15/2027(a)	440	494
Jack Ohio Finance LLC 6.75%, 11/15/2021(a)	300	306
KFC Holding Co. 4.75%, 6/1/2027(a)	715	744
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	575	625
MGM Resorts International 5.75%, 6/15/2025	2,680	2,991

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sabre GLBL, Inc. 5.38%, 4/15/2023(a)	1,100	1,127
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	619	647
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	250	259
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	570	616
Station Casinos LLC 5.00%, 10/1/2025(a)	300	304
Viking Cruises Ltd. 5.88%, 9/15/2027(a)	325	348
Wyndham Destinations, Inc.
3.90%, 3/1/2023	285	289
5.40%, 4/1/2024(g)	70	74
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	1,460	1,557
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	595	630

		17,486

Household Durables — 0.2%
Lennar Corp.
4.88%, 12/15/2023	150	161
5.25%, 6/1/2026	965	1,054
Meritage Homes Corp. 6.00%, 6/1/2025	455	509
Newell Brands, Inc. 4.20%, 4/1/2026(g)	2,000	2,064
PulteGroup, Inc. 5.50%, 3/1/2026	335	371
Tempur Sealy International, Inc.
5.63%, 10/15/2023	625	644
5.50%, 6/15/2026	1,200	1,260

		6,063

Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	720	747
Energizer Holdings, Inc.
5.50%, 6/15/2025(a)	500	518
7.75%, 1/15/2027(a)	845	945
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	1,900	1,910
Spectrum Brands, Inc.
5.75%, 7/15/2025	750	785
5.00%, 10/1/2029(a)	370	378

		5,283

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. 5.50%, 4/15/2025	1,085	1,124
Calpine Corp.
6.00%, 1/15/2022(a)	200	200
5.88%, 1/15/2024(a)	220	225
5.50%, 2/1/2024	190	193
Exelon Generation Co. LLC
2.95%, 1/15/2020	300	300
3.40%, 3/15/2022	380	390
NRG Energy, Inc. 7.25%, 5/15/2026	750	821

		3,253

Insurance — 0.6%
Athene Global Funding 3.00%, 7/1/2022(a)	5,165	5,249
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	298	316
Jackson National Life Global Funding
2.25%, 4/29/2021(a)	115	116
3.30%, 6/11/2021(a)	250	255
3.30%, 2/1/2022(a)	970	996
MassMutual Global Funding II 2.25%, 7/1/2022(a)	1,380	1,392
Protective Life Global Funding
2.16%, 9/25/2020(a)	150	150
(ICE LIBOR USD 3 Month + 0.52%), 2.62%, 6/28/2021(a)(c)	150	151
3.40%, 6/28/2021(a)	1,500	1,530
2.00%, 9/14/2021(a)	2,200	2,192
Reliance Standard Life Global Funding II
2.63%, 7/22/2022(a)	2,415	2,442
3.85%, 9/19/2023(a)	45	47
2.50%, 10/30/2024(a)	6,190	6,180
Suncorp-Metway Ltd. (Australia) 2.38%, 11/9/2020(a)	105	105

		21,121

IT Services — 0.1%
Exela Intermediate LLC 10.00%, 7/15/2023(a)	104	37
International Business Machines Corp. 2.85%, 5/13/2022	2,150	2,191
Zayo Group LLC
6.00%, 4/1/2023	100	103
5.75%, 1/15/2027(a)	1,175	1,198

		3,529

Leisure Products — 0.0%(b)
Mattel, Inc.
2.35%, 8/15/2021	175	176
3.15%, 3/15/2023	500	488
6.75%, 12/31/2025(a)	830	869

		1,533

Life Sciences Tools & Services — 0.0%(b)
Avantor, Inc. 6.00%, 10/1/2024(a)	705	755

Machinery — 0.0%(b)
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(a)	250	258
Colfax Corp.
6.00%, 2/15/2024(a)	353	374
6.38%, 2/15/2026(a)	9	10
Tennant Co. 5.63%, 5/1/2025	500	521

		1,163

Media — 0.8%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(a)	200	204
7.50%, 5/15/2026(a)	955	1,016

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Altice Luxembourg SA (Luxembourg)
7.63%, 2/15/2025(a)	750	781
10.50%, 5/15/2027(a)	425	482
AMC Networks, Inc. 5.00%, 4/1/2024	300	301
Cablevision Systems Corp. 5.88%, 9/15/2022	450	485
Cinemark USA, Inc. 4.88%, 6/1/2023	349	354
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(a)	1,159	1,277
5.13%, 8/15/2027(a)	1,200	1,248
CSC Holdings LLC
5.25%, 6/1/2024	935	1,005
10.88%, 10/15/2025(a)	200	225
6.50%, 2/1/2029(a)	2,225	2,482
Diamond Sports Group LLC
5.38%, 8/15/2026(a)	820	832
6.63%, 8/15/2027(a)(f)	485	473
DISH DBS Corp.
5.13%, 5/1/2020	200	201
6.75%, 6/1/2021	250	263
5.00%, 3/15/2023	250	252
5.88%, 11/15/2024	970	969
7.75%, 7/1/2026	2,460	2,548
Entercom Media Corp. 7.25%, 11/1/2024(a)(f)	900	950
Gray Television, Inc.
5.13%, 10/15/2024(a)	250	259
7.00%, 5/15/2027(a)	385	427
iHeartCommunications, Inc. 6.38%, 5/1/2026	800	864
Interpublic Group of Cos., Inc. (The)
3.50%, 10/1/2020	65	66
3.75%, 10/1/2021	90	92
Lamar Media Corp. 5.75%, 2/1/2026	350	372
Meredith Corp. 6.88%, 2/1/2026	840	863
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(a)	300	313
5.63%, 7/15/2027(a)	405	426
Outfront Media Capital LLC 5.88%, 3/15/2025	750	773
Sinclair Television Group, Inc. 5.13%, 2/15/2027(a)	610	616
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)	1,265	1,325
5.38%, 7/15/2026(a)	1,130	1,194
TEGNA, Inc.
4.88%, 9/15/2021(a)	200	200
5.50%, 9/15/2024(a)	500	515
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	1,250	1,284
Videotron Ltd. (Canada)
5.38%, 6/15/2024(a)	600	656
5.13%, 4/15/2027(a)	1,185	1,258

		27,851

Metals & Mining — 0.2%
AK Steel Corp. 7.63%, 10/1/2021	210	209
Alcoa Nederland Holding BV
6.75%, 9/30/2024(a)	200	211
7.00%, 9/30/2026(a)	1,375	1,495
Allegheny Technologies, Inc.
5.95%, 1/15/2021	100	104
7.88%, 8/15/2023(g)	55	61
Big River Steel LLC 7.25%, 9/1/2025(a)	25	26
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(a)	75	77
5.75%, 3/1/2025	52	52
Commercial Metals Co. 4.88%, 5/15/2023	155	160
Constellium SE 5.75%, 5/15/2024(a)	250	257
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022(a)	215	220
4.50%, 9/15/2027(a)	450	450
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	90	92
4.55%, 11/14/2024	965	1,014
5.45%, 3/15/2043	520	499
Hecla Mining Co. 6.88%, 5/1/2021	140	139
Hudbay Minerals, Inc. (Canada) 7.25%, 1/15/2023(a)	50	51
Novelis Corp.
6.25%, 8/15/2024(a)	575	605
5.88%, 9/30/2026(a)	350	366
Steel Dynamics, Inc. 5.25%, 4/15/2023	80	82

		6,170

Multi-Utilities — 0.2%
Ameren Corp.
2.70%, 11/15/2020	573	576
2.50%, 9/15/2024	880	881
CenterPoint Energy, Inc. 2.50%, 9/1/2024	1,685	1,685
Dominion Energy, Inc.
4.10%, 4/1/2021(g)	1,250	1,279
2.72%, 8/15/2021(g)	1,150	1,157
NiSource, Inc. 2.65%, 11/17/2022	10	10
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	75	76
Sempra Energy
2.40%, 3/15/2020	350	350
(ICE LIBOR USD 3 Month + 0.45%), 2.57%, 3/15/2021(c)	195	195
WEC Energy Group, Inc. 3.38%, 6/15/2021	100	102

		6,311

Oil, Gas & Consumable Fuels — 1.3%
Antero Resources Corp. 5.13%, 12/1/2022	892	725

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
APT Pipelines Ltd. (Australia) 3.88%, 10/11/2022(a)	813	846
Blue Racer Midstream LLC 6.13%, 11/15/2022(a)	1,295	1,168
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	39	30
Buckeye Partners LP 3.95%, 12/1/2026	800	742
Callon Petroleum Co. 6.13%, 10/1/2024	78	74
Canadian Natural Resources Ltd. (Canada) 2.95%, 1/15/2023	340	346
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023(f)	108	104
Cheniere Energy Partners LP 5.25%, 10/1/2025	1,205	1,241
Chesapeake Energy Corp.
7.00%, 10/1/2024	55	28
8.00%, 3/15/2026(a)	5	2
Crestwood Midstream Partners LP 6.25%, 4/1/2023(g)	930	932
DCP Midstream Operating LP 3.88%, 3/15/2023	785	797
Delek Logistics Partners LP 6.75%, 5/15/2025	70	70
Diamondback Energy, Inc. 5.38%, 5/31/2025	6,000	6,309
Enbridge, Inc. (Canada)
2.90%, 7/15/2022	75	76
2.50%, 1/15/2025	5,900	5,905
EnLink Midstream Partners LP 4.40%, 4/1/2024	1,085	998
EP Energy LLC 7.75%, 5/15/2026(a)(j)	145	97
EQM Midstream Partners LP 4.00%, 8/1/2024	500	472
Genesis Energy LP 6.75%, 8/1/2022	125	122
Gulfport Energy Corp.
6.63%, 5/1/2023(f)	315	237
6.00%, 10/15/2024	1,080	740
Hilcorp Energy I LP 5.00%, 12/1/2024(a)	132	118
Holly Energy Partners LP 6.00%, 8/1/2024(a)	25	26
Martin Midstream Partners LP 7.25%, 2/15/2021	150	135
Matador Resources Co. 5.88%, 9/15/2026	40	40
MEG Energy Corp. (Canada) 6.50%, 1/15/2025(a)	1,210	1,258
Murphy Oil Corp. 5.75%, 8/15/2025	365	374
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023(h)	85	87
NuStar Logistics LP
4.80%, 9/1/2020	100	101
6.75%, 2/1/2021	50	51
6.00%, 6/1/2026	470	503
Oasis Petroleum, Inc.
6.88%, 3/15/2022	879	821
6.88%, 1/15/2023(f)	125	115
6.25%, 5/1/2026(a)(f)	505	362
Occidental Petroleum Corp.
2.60%, 8/13/2021	1,495	1,502
2.70%, 8/15/2022	930	938
2.90%, 8/15/2024	2,000	2,011
ONEOK, Inc. 2.75%, 9/1/2024	3,370	3,375
Parsley Energy LLC 6.25%, 6/1/2024(a)	700	726
PBF Holding Co. LLC 7.25%, 6/15/2025	580	613
PBF Logistics LP 6.88%, 5/15/2023	75	77
Peabody Energy Corp. 6.00%, 3/31/2022(a)	60	58
QEP Resources, Inc. 5.25%, 5/1/2023	620	589
Range Resources Corp. 5.00%, 3/15/2023(f)	1,000	869
SemGroup Corp. 5.63%, 7/15/2022	200	202
SM Energy Co.
6.13%, 11/15/2022	625	609
6.63%, 1/15/2027(f)	440	401
Southwestern Energy Co. 6.20%, 1/23/2025(g)	1,170	1,018
Summit Midstream Holdings LLC 5.50%, 8/15/2022	105	91
Sunoco LP
4.88%, 1/15/2023	85	87
5.50%, 2/15/2026	240	248
Tallgrass Energy Partners LP 4.75%, 10/1/2023(a)	610	589
Targa Resources Partners LP
5.25%, 5/1/2023	955	963
5.88%, 4/15/2026	825	868
6.88%, 1/15/2029(a)	680	735
TerraForm Power Operating LLC 4.25%, 1/31/2023(a)	314	319
Total Capital International SA (France) 2.43%, 1/10/2025	1,500	1,519
Ultra Resources, Inc. 11.00% (Blend (cash 9.00% + PIK 2.00%)), 7/12/2024(h)	182	28
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	134	123
Whiting Petroleum Corp.
5.75%, 3/15/2021	585	535
6.63%, 1/15/2026	635	362
WPX Energy, Inc. 5.25%, 9/15/2024	750	766

		46,273

Paper & Forest Products — 0.0%(b)
Clearwater Paper Corp. 4.50%, 2/1/2023	250	250

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Personal Products — 0.0%(b)
Edgewell Personal Care Co. 4.70%, 5/24/2022	475	488
Prestige Brands, Inc. 6.38%, 3/1/2024(a)	595	620

		1,108

Pharmaceuticals — 0.5%
Allergan Funding SCS 3.45%, 3/15/2022	300	306
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	2,195	2,513
Bausch Health Cos., Inc.
5.88%, 5/15/2023(a)	410	415
7.00%, 3/15/2024(a)	130	136
6.13%, 4/15/2025(a)	725	754
5.50%, 11/1/2025(a)	1,800	1,881
7.00%, 1/15/2028(a)	27	30
EMD Finance LLC (Germany)
2.40%, 3/19/2020(a)	150	150
2.95%, 3/19/2022(a)	150	152
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	1,075	1,016
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021	1,100	1,104
2.88%, 9/23/2023	9,068	9,229
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.34%, 8/20/2021(c)	185	185
3.25%, 8/20/2021	240	245

		18,116

Professional Services — 0.0%(b)
AMN Healthcare, Inc. 5.13%, 10/1/2024(a)	175	181

Real Estate Management & Development — 0.0%(b)
Howard Hughes Corp. (The) 5.38%, 3/15/2025(a)	670	703

Road & Rail — 0.1%
Avis Budget Car Rental LLC
6.38%, 4/1/2024(a)	369	384
5.25%, 3/15/2025(a)	500	513
5.75%, 7/15/2027(a)	580	599
Hertz Corp. (The)
7.63%, 6/1/2022(a)	138	143
5.50%, 10/15/2024(a)	1,250	1,269
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	430
Ryder System, Inc. 3.50%, 6/1/2021	15	15

		3,353

Semiconductors & Semiconductor Equipment — 0.0%(b)
Analog Devices, Inc. 2.50%, 12/5/2021	75	76
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	1,620	1,740

		1,816

Software — 0.1%
CDK Global, Inc. 4.88%, 6/1/2027	730	765
NortonLifeLock, Inc. 5.00%, 4/15/2025(a)	342	345
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	705	754

		1,864

Specialty Retail — 0.2%
Group 1 Automotive, Inc. 5.25%, 12/15/2023(a)	375	384
L Brands, Inc. 5.63%, 10/15/2023	825	878
Party City Holdings, Inc. 6.13%, 8/15/2023(a)(f)	150	115
Penske Automotive Group, Inc. 5.50%, 5/15/2026	935	982
PetSmart, Inc.
7.13%, 3/15/2023(a)	915	823
5.88%, 6/1/2025(a)	600	588
Staples, Inc.
7.50%, 4/15/2026(a)	865	905
10.75%, 4/15/2027(a)	830	855

		5,530

Technology Hardware, Storage & Peripherals — 0.1%
EMC Corp. 3.38%, 6/1/2023	1,720	1,736
NCR Corp.
6.38%, 12/15/2023	450	461
5.75%, 9/1/2027(a)	970	1,005
Western Digital Corp. 4.75%, 2/15/2026	605	623
Xerox Corp. 4.12%, 3/15/2023(g)	165	170

		3,995

Textiles, Apparel & Luxury Goods — 0.0%(b)
Hanesbrands, Inc. 4.63%, 5/15/2024(a)	250	263
William Carter Co. (The) 5.63%, 3/15/2027(a)	370	399

		662

Thrifts & Mortgage Finance — 0.6%
BPCE SA (France)
3.00%, 5/22/2022(a)	8,426	8,558
2.75%, 1/11/2023(a)	5,420	5,500
(ICE LIBOR USD 3 Month + 1.24%), 3.37%, 9/12/2023(a)(c)	250	253
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 3/15/2022(a)	210	218
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023(a)	125	134
Nationstar Mortgage LLC 6.50%, 7/1/2021	436	438

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(c)	5,375	5,513
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024(a)(c)	1,000	1,034
Radian Group, Inc. 4.50%, 10/1/2024	335	352

		22,000

Tobacco — 0.8%
BAT Capital Corp. (United Kingdom)
2.76%, 8/15/2022	7,220	7,297
2.79%, 9/6/2024	9,615	9,618
Imperial Brands Finance plc (United Kingdom)
2.95%, 7/21/2020(a)	200	201
3.75%, 7/21/2022(a)	1,500	1,544
3.13%, 7/26/2024(a)	8,410	8,440
Reynolds American, Inc. (United Kingdom) 4.00%, 6/12/2022	150	156

		27,256

Trading Companies & Distributors — 0.7%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	145	113
Air Lease Corp.
3.50%, 1/15/2022	1,500	1,538
3.75%, 2/1/2022	419	431
2.63%, 7/1/2022	485	489
2.25%, 1/15/2023	5,811	5,787
2.75%, 1/15/2023	9,004	9,092
3.88%, 7/3/2023	3,000	3,137
3.00%, 9/15/2023	810	825
4.25%, 2/1/2024	1,000	1,068
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025(a)	600	581
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	1,070	1,120
United Rentals North America, Inc.
6.50%, 12/15/2026	1,285	1,403
4.88%, 1/15/2028	1,075	1,121
WESCO Distribution, Inc. 5.38%, 6/15/2024	250	259

		26,964

Transportation Infrastructure — 0.2%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025(a)	7,105	7,328

Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	50	54
5.25%, 8/1/2026	800	868
Sprint Communications, Inc. 6.00%, 11/15/2022	225	237
Sprint Corp.
7.25%, 9/15/2021	300	318
7.88%, 9/15/2023	800	880
7.13%, 6/15/2024	100	108
7.63%, 3/1/2026	2,900	3,164
T-Mobile US, Inc. 4.50%, 2/1/2026‡	78	—
T-Mobile USA, Inc.
6.50%, 1/15/2024‡	100	—
6.00%, 4/15/2024	150	155
6.50%, 1/15/2026	750	802
4.50%, 2/1/2026	328	337
4.75%, 2/1/2028	2,008	2,101
4.75%, 2/1/2028‡	78	—
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	75	79
4.13%, 5/30/2025	135	146

		9,249

TOTAL CORPORATE BONDS (Cost $1,099,874)		1,103,628

U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Notes 2.25%, 3/31/2021	85	86
1.50%, 9/30/2021	169,075	168,613
1.50%, 10/31/2021	273,245	272,540
2.50%, 2/15/2022	1,430	1,457
2.13%, 5/15/2022	10,345	10,468
1.75%, 6/15/2022	16,735	16,796
1.75%, 7/15/2022	2,620	2,629
1.88%, 7/31/2022	8,205	8,259
1.50%, 8/15/2022	90,440	90,164
1.38%, 10/15/2022	171,210	170,040
1.63%, 11/15/2022	146,725	146,771
1.75%, 1/31/2023	435	437
2.00%, 5/31/2024	1,890	1,920
1.50%, 9/30/2024	18,910	18,787
1.50%, 10/31/2024	25,360	25,192
2.38%, 5/15/2029	985	1,035

TOTAL U.S. TREASURY OBLIGATIONS (Cost $934,447)		935,194

MORTGAGE-BACKED SECURITIES — 13.3%
FHLMC Gold Pools, 15 Year
Pool # J24740, 3.00%, 7/1/2028	96	99
Pool # G15655, 3.00%, 10/1/2028	247	255
Pool # G18528, 3.50%, 10/1/2029	6,453	6,719
Pool # G15561, 3.00%, 9/1/2030	980	1,015
Pool # G15890, 3.00%, 7/1/2031	6,680	6,899
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	72	74

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	563	604
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	6,494	6,804
Pool # ZK8180, 2.50%, 7/1/2031	11,404	11,563
Pool # ZS8594, 3.00%, 1/1/2031	3,478	3,577
Pool # ZS8598, 3.00%, 2/1/2031	3,595	3,698
FHLMC UMBS, 30 Year
Pool # SD0057, 3.50%, 5/1/2048	9,969	10,576
Pool # ZS4790, 4.00%, 9/1/2048	6,506	6,759
Pool # ZA6144, 4.50%, 12/1/2048	5,993	6,352
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	18,186	19,449
Pool # BF0184, 4.00%, 2/1/2057	5,683	6,053
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	10,571	10,995
Pool # AS4939, 2.50%, 5/1/2030	8,328	8,426
Pool # AL8153, 3.00%, 3/1/2031	6,649	6,863
Pool # AS7323, 2.50%, 6/1/2031	9,452	9,607
Pool # AL9552, 3.50%, 8/1/2031	649	681
Pool # BM1036, 2.50%, 2/1/2032	1,097	1,112
Pool # AS9697, 3.50%, 5/1/2032	261	273
Pool # FM1162, 2.50%, 7/1/2032	9,361	9,501
Pool # CA0778, 3.00%, 11/1/2032	410	425
Pool # BM5464, 3.00%, 2/1/2033	6,051	6,212
Pool # FM1163, 2.50%, 7/1/2033	7,241	7,322
Pool # MA3797, 2.50%, 10/1/2034	27,396	27,690
Pool # MA3827, 2.50%, 11/1/2034	92,000	92,812
Pool # MA3828, 3.00%, 11/1/2034	49,697	51,068
Pool # MA3864, 2.50%, 12/1/2034(k)	6,300	6,356
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	353	368
Pool # MA1527, 3.00%, 8/1/2033	223	230
Pool # MA1921, 3.50%, 6/1/2034(k)	14,080	14,750
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	13,998	15,032
Pool # AL7453, 4.00%, 2/1/2045	9,585	10,274
Pool # AS7039, 4.50%, 4/1/2046	2,527	2,709
Pool # FM1719, 4.50%, 11/1/2046	27,009	29,280
Pool # CA3519, 4.50%, 5/1/2049	49,756	54,295
Pool # BM4478, 4.00%, 9/1/2048	10,771	11,586
Pool # MA3745, 3.50%, 8/1/2049	1,198	1,229
Pool # MA3835, 3.50%, 11/1/2049	3,526	3,628
GNMA II, 30 Year
Pool # MA6155, 4.00%, 9/20/2049	2,187	2,273
Pool # MA6220, 4.00%, 10/20/2049	8,379	8,770

TOTAL MORTGAGE-BACKED SECURITIES (Cost $483,454)		484,263

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.7%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	297	300
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	263	268
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049(a)(l)	4,876	4,871
Series 2019-5, Class A3, 2.92%, 10/25/2049(a)(l)	3,901	3,904
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(a)(l)	1,060	1,060
Series 2019-3, Class A1, 2.93%, 5/25/2059(a)(l)	1,731	1,736
Series 2019-3, Class B1, 4.10%, 5/25/2059‡(a)(l)	1,000	1,002
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(a)(l)	293	296
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049(a)(l)	337	344
Series 2019-2, Class A3, 3.80%, 4/25/2049(a)(l)	888	897

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	907	789
Series 2006-HYB2, Class 2A1B, 4.11%, 4/20/2036(l)	213	198
CIM Trust
Series 2019-INV2, Class A11, 2.77%, 5/25/2049‡(a)(l)	809	808
Series 2019-INV3, Class A11, 2.77%, 8/25/2049(a)(l)	4,883	4,872
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, 2.72%, 7/25/2049(a)(l)	1,121	1,124
Series 2019-IMC1, Class A3, 3.03%, 7/25/2049(a)(l)	1,059	1,061
Series 2019-IMC1, Class B1, 3.97%, 7/25/2049‡(a)(l)	410	410
Civic Mortgage LLC Series 2018-2, Class A1, 4.35%, 11/25/2022(a)(g)	163	163
COLT Mortgage Loan Trust
Series 2018-4, Class A1, 4.01%, 12/28/2048(a)(l)	604	608
Series 2019-3, Class A1, 2.76%, 8/25/2049(a)(l)	856	856
Series 2019-4, Class A1, 2.58%, 11/25/2049(a)(l)	2,204	2,203
Series 2019-4, Class A2, 2.84%, 11/25/2049(a)(l)	1,933	1,933
Series 2019-4, Class A3, 2.99%, 11/25/2049(a)(l)	2,900	2,897
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2, 4.01%, 8/25/2031‡(a)(l)	600	605
Series 2019-R05, Class 1M2, 3.71%, 7/25/2039(a)(l)	2,000	2,006
Series 2019-R06, Class 2M2, 3.81%, 9/25/2039‡(a)(l)	5,000	5,023
Series 2019-R07, Class 1M2, 3.81%, 10/25/2039(a)(l)	3,250	3,266
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	1,737	1,748
Deephaven Residential Mortgage Trust
Series 2017-3A, Class B2, 6.25%, 10/25/2047‡(a)(l)	1,000	1,007
Series 2019-4A, Class A1, 2.79%, 10/25/2059(a)(l)	6,833	6,845
Series 2019-4A, Class A3, 3.05%, 10/25/2059(a)(l)	2,945	2,950
Series 2019-4A, Class B1, 3.99%, 10/25/2059(a)(l)	2,620	2,632
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 2.46%, 10/25/2047(l)	1,027	983
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, 2.46%, 3/25/2030(l)	146	146
Series 2017-DNA3, Class M2, 4.21%, 3/25/2030(l)	250	257
Series 2018-HQA1, Class M2, 4.01%, 9/25/2030(l)	400	403
FHLMC, REMIC
Series 3806, Class L, 3.50%, 2/15/2026	5,000	5,234
Series 4533, Class KA, 3.00%, 11/15/2026	557	577
Series 3703, Class DY, 4.00%, 8/15/2030	268	283
Series 3036, Class NE, 5.00%, 9/15/2035	222	246
Series 3294, Class NE, 5.50%, 3/15/2037	394	446
Series 4284, Class EJ, 3.00%, 10/15/2038	238	241
Series 4460, Class E, 3.00%, 11/15/2039	1,119	1,135
Series 3820, Class GJ, 3.50%, 12/15/2039	146	149
Series 3904, Class EC, 2.00%, 8/15/2040	82	82
Series 3966, Class AG, 3.00%, 10/15/2040	1,801	1,824
Series 4091, Class TA, 3.00%, 5/15/2041	151	154
Series 4673, Class NA, 3.50%, 5/15/2041	550	562
Series 4467, Class AB, 3.00%, 7/15/2041	981	996
Series 4048, Class CA, 2.00%, 9/15/2041	436	433
Series 4454, Class B, 3.00%, 10/15/2041	76	76
Series 4467, Class DA, 3.00%, 11/15/2041	304	311
Series 4012, Class GS, IF, IO, 4.73%, 3/15/2042(l)	10,079	2,155
Series 4784, Class PA, 3.50%, 3/15/2043	2,536	2,582
Series 4809, Class HA, 4.50%, 3/15/2043	7,565	7,665
Series 4661, Class HA, 3.00%, 5/15/2043	2,585	2,617
Series 4239, Class LD, 3.00%, 8/15/2043	155	159
Series 4834, Class AB, 3.50%, 9/15/2043	10,700	10,858
Series 4680, Class LG, 3.00%, 10/15/2043	20,854	21,250
Series 4480, Class QA, 3.00%, 11/15/2043	187	192
Series 4711, Class HA, 3.00%, 12/15/2043	119	122
Series 4466, Class NL, 3.50%, 12/15/2043	3,982	4,101
Series 4623, Class EB, 2.50%, 12/15/2044	363	367

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4477, Class SA, IF, IO, 4.38%, 5/15/2045(l)	10,046	1,976
Series 4505, Class SA, IF, IO, 4.38%, 8/15/2045(l)	7,465	1,631
Series 4843, Class PH, 4.00%, 7/15/2046	6,186	6,267
Series 4767, Class LA, 3.50%, 8/15/2046	7,040	7,239
Series 4681, Class SD, IF, IO, 4.38%, 5/15/2047(l)	842	156
Series 4924, Class YP, 3.00%, 2/25/2049	5,833	5,992
Series 4906, Class QS, IF, IO, 4.28%, 9/25/2049(l)	9,869	2,036
Series 4925, Class SA, IF, IO, 4.28%, 10/25/2049(l)	10,763	1,926
Series 4839, Class WS, IF, IO, 4.33%, 8/15/2056(l)	22,410	5,042
FHLMC, STRIPS
Series 306, Class 250, 2.50%, 5/15/2028	179	180
Series 342, Class S7, IF, IO, 4.34%, 2/15/2045(l)	3,865	699
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 4.21%, 5/25/2030(l)	5,000	5,073
Series 2018-C01, Class 1M2, 3.96%, 7/25/2030(l)	3,000	3,030
Series 2018-C02, Class 2M2, 3.91%, 8/25/2030(l)	4,000	4,024
Series 2018-C05, Class 1M2, 4.06%, 1/25/2031(l)	8,935	9,006
FNMA, REMIC
Series 2013-40, Class VA, 3.50%, 5/25/2026	1,041	1,076
Series 2017-41, Class MV, 4.00%, 8/25/2028	2,436	2,592
Series 2018-88, Class VB, 4.00%, 2/25/2030	15,907	16,613
Series 2014-3, Class AM, 2.50%, 1/25/2032	2,193	2,209
Series 2013-67, Class VB, 4.00%, 6/25/2032	400	421
Series 2014-12, Class ED, 2.50%, 12/25/2032	1,596	1,605
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	2,423	258
Series 2015-80, Class CA, 3.00%, 4/25/2040	724	731
Series 2014-84, Class KA, 3.00%, 11/25/2040	792	805
Series 2013-81, Class AE, 3.50%, 2/25/2041	905	930
Series 2016-11, Class LA, 3.50%, 5/25/2042	2,532	2,606
Series 2015-55, Class QA, 3.50%, 10/25/2042	304	309
Series 2018-18, Class P, 3.50%, 4/25/2043	1,643	1,676
Series 2015-2, Class PA, 2.25%, 3/25/2044	208	208
Series 2014-75, Class JA, 3.00%, 10/25/2044	514	528
Series 2017-56, Class CA, 3.00%, 10/25/2044	32,285	33,041
Series 2016-63, Class JA, 2.50%, 12/25/2044	436	448
Series 2017-14, Class DA, 3.00%, 2/25/2045	1,164	1,187
Series 2015-54, Class FA, 2.06%, 7/25/2045(l)	131	130
Series 2015-85, Class SA, IF, IO, 3.91%, 11/25/2045(l)	8,519	1,463
Series 2018-84, Class CA, 4.00%, 11/25/2045	4,037	4,109
Series 2018-12, Class P, 3.00%, 3/25/2046	16,217	16,478
Series 2016-40, Class FA, 2.36%, 7/25/2046(l)	39	40
Series 2016-74, Class GS, IF, IO, 4.29%, 10/25/2046(l)	3,477	726
Series 2017-13, Class AS, IF, IO, 4.34%, 2/25/2047(l)	860	172
Series 2017-47, Class ST, IF, IO, 4.39%, 6/25/2047(l)	816	185
Series 2017-69, Class SH, IF, IO, 4.49%, 9/25/2047(l)	864	181
Series 2019-17, Class GB, 4.00%, 10/25/2047	1,720	1,810
Series 2018-27, Class SE, IF, IO, 4.49%, 5/25/2048(l)	1,706	358
Series 2019-31, Class S, IF, IO, 4.34%, 7/25/2049(l)	9,257	1,915
Series 2019-42, Class SK, IF, IO, 4.34%, 8/25/2049(l)	9,311	1,668
Series 2016-98, Class A, 4.00%, 6/25/2050	28,160	29,807
Series 2016-98, Class DA, 4.00%, 12/25/2051	40,194	42,634
Series 2017-46, Class LB, 3.50%, 12/25/2052	692	719
Series 2017-49, Class JD, 3.50%, 7/25/2053	2,573	2,659
Series 2017-49, Class JA, 4.00%, 7/25/2053	2,412	2,528
Series 2017-96, Class KA, 3.00%, 1/25/2055	752	772
FWDSecuritization Trust
Series 2019-INV1, Class A1, 2.81%, 6/25/2049(a)(l)	926	930
Series 2019-INV1, Class A2, 3.01%, 6/25/2049(a)(l)	648	651
Series 2019-INV1, Class A3, 3.11%, 6/25/2049(a)(l)	926	931
Series 2019-INV1, Class M1, 3.48%, 6/25/2049‡(a)(l)	500	505
GCAT LLC Series 2019-NQM1, Class M1, 3.85%, 2/25/2059‡(a)(l)	500	503

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GCAT Trust
Series 2019-NQM2, Class A1, 2.86%, 9/25/2059(a)(g)	2,897	2,906
Series 2019-NQM2, Class A3, 3.16%, 9/25/2059(a)(g)	2,897	2,906
Series 2019-NQM2, Class B1, 4.01%, 9/25/2059‡(a)(l)	2,000	2,004
GNMA
Series 2013-180, Class VM, 3.00%, 8/16/2036	1,000	1,022
Series 2010-101, Class LE, 3.00%, 8/20/2039	155	157
Series 2010-166, Class SD, IF, IO, 4.30%, 12/20/2040(l)	1,331	279
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	552	106
Series 2015-123, Class SE, IF, IO, 4.00%, 9/20/2045(l)	12,108	1,827
Series 2016-108, Class SM, IF, IO, 4.38%, 8/20/2046(l)	1,533	321
Series 2016-146, Class NS, IF, IO, 4.38%, 10/20/2046(l)	1,968	435
Series 2017-80, Class AS, IF, IO, 4.48%, 5/20/2047(l)	2,026	384
Series 2017-93, Class SE, IF, IO, 4.48%, 6/20/2047(l)	2,083	407
Series 2017-163, Class PA, 3.00%, 7/20/2047	15,497	15,867
Series 2017-117, Class SB, IF, IO, 4.48%, 8/20/2047(l)	1,229	282
Series 2017-134, Class SD, IF, IO, 4.48%, 9/20/2047(l)	1,908	360
Series 2017-155, Class KS, IF, IO, 4.48%, 10/20/2047(l)	2,091	405
Series 2017-163, Class HS, IF, IO, 4.48%, 11/20/2047(l)	9,063	1,707
Series 2017-180, Class SD, IF, IO, 4.48%, 12/20/2047(l)	2,108	418
Series 2018-36, Class SG, IF, IO, 4.48%, 3/20/2048(l)	1,722	363
Series 2018-46, Class AS, IF, IO, 4.48%, 3/20/2048(l)	9,299	1,998
Series 2018-139, Class SB, IF, IO, 4.43%, 10/20/2048(l)	15,232	3,171
Series 2019-71, Class SK, IF, IO, 4.43%, 6/20/2049(l)	9,817	1,715
Series 2019-115, Class SW, IF, IO, 4.38%, 9/20/2049(l)	25,861	4,818
Series 2019-117, Class SA, IF, IO, 4.38%, 9/20/2049(l)	13,969	2,937
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, 3.45%, 1/25/2059(a)(l)	769	777
Series 2019-2, Class A1, 2.70%, 9/25/2059(a)(l)	1,707	1,706
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(a)	4,255	4,255
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, 3.99%, 11/25/2048(a)(l)	719	728
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(a)(l)	502	506
Series 2019-NQM3, Class A1, 2.80%, 7/25/2049(a)(l)	2,297	2,302
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059(a)(l)	9,900	9,891
Series 2019-NQM5, Class A3, 3.07%, 11/25/2059(a)(l)	4,406	4,402
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059(a)(l)	3,041	3,034
OBX Trust
Series 2019-EXP3, Class 2A1A, 2.61%, 10/25/2059(a)(l)	4,254	4,253
Series 2019-EXP3, Class 2A1B, 2.61%, 10/25/2059(a)(l)	2,160	2,127
PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024(a)(l)	5,896	5,898
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	14	14
Spruce Hill Mortgage Loan Trust
Series 2019-SH1, Class A1, 3.40%, 4/29/2049(a)(l)	689	694
Series 2019-SH1, Class A3, 3.65%, 4/29/2049(a)(l)	345	347
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, 2.94%, 6/25/2049(a)(l)	1,803	1,806
Series 2019-1, Class A3, 3.30%, 6/25/2049(a)(l)	901	903
Series 2019-1, Class M1, 3.76%, 6/25/2049‡(a)(l)	1,000	1,002
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 1.90%, 7/25/2046(l)	1,544	1,313
Verus Securitization Trust
Series 2019-1, Class A1, 3.84%, 2/25/2059(a)(l)	391	395
Series 2019-2, Class A1, 3.21%, 5/25/2059(a)(l)	561	565
Series 2019-4, Class A1, 2.64%, 11/25/2059(a)(g)	5,000	5,001
Series 2019-4, Class M1, 3.21%, 11/25/2059(a)(l)	1,600	1,600
Series 2019-4, Class B1, 3.86%, 11/25/2059(a)(l)	600	600
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 4.36%, 5/25/2035(l)	162	167

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $458,688)		459,763

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 8.7%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(a)	10,295	10,302
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023(a)	600	604
Series 2017-2, Class D, 3.69%, 6/12/2023(a)	600	605
Series 2019-4, Class B, 2.43%, 10/12/2023(a)	5,700	5,701
Series 2018-1, Class D, 3.93%, 4/10/2024(a)	600	609
Series 2018-2, Class E, 5.16%, 9/10/2024(a)	750	774
Series 2018-3, Class C, 3.75%, 10/15/2024(a)	500	504
Series 2018-3, Class E, 5.17%, 10/15/2024(a)	750	775
Series 2019-3, Class D, 2.89%, 9/12/2025(a)	913	913
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	577	577
Series 2019-4, Class C, 2.69%, 12/12/2025(a)	4,010	4,014
Series 2019-4, Class D, 2.97%, 12/12/2025(a)	2,980	2,985
Series 2019-4, Class E, 3.85%, 12/12/2025(a)	3,340	3,345
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	5,160	5,250
Series 2017-3, Class D, 3.18%, 7/18/2023	500	508
Series 2019-1, Class C, 3.36%, 2/18/2025	750	772
Series 2019-2, Class C, 2.74%, 4/18/2025	1,000	1,010
Series 2019-2, Class D, 2.99%, 6/18/2025	3,500	3,550
Bank of The West Auto Trust Series 2019-1, Class A3, 2.43%, 4/15/2024(a)	2,344	2,362
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.48%, 8/20/2024(a)	15,000	14,985
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033(a)	119	120
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044(a)(l)	5,000	5,002
Conn’s Receivables Funding LLC
Series 2018-A, Class C, 6.02%, 1/15/2023‡(a)	220	221
Series 2019-A, Class C, 5.29%, 10/16/2023‡(a)	1,000	1,010
Series 2019-B, Class B, 3.62%, 6/17/2024(a)	2,500	2,501
Series 2019-B, Class C, 4.60%, 6/17/2024(a)	2,400	2,400
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class B, 3.56%, 9/15/2023(a)	59	59
Series 2017-P2, Class A, 2.61%, 1/15/2024(a)	10	10
Series 2017-P2, Class B, 3.56%, 1/15/2024‡(a)	250	251
Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(a)	1,956	1,967
Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	68	72
CPS Auto Receivables Trust Series 2017-D, Class C, 3.01%, 10/17/2022(a)	500	502
CPS Auto Trust
Series 2016-D, Class D, 4.53%, 1/17/2023(a)	130	132
Series 2018-C, Class D, 4.40%, 6/17/2024(a)	500	516
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027(a)	350	361
Series 2018-3A, Class C, 4.04%, 12/15/2027(a)	350	361
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	3,210	3,207
Series 2019-3A, Class B, 2.86%, 1/16/2029(a)	4,500	4,507
Delta Air Lines Pass-Through Trust Series 2015-1, Class B, 4.25%, 7/30/2023	110	115
Drive Auto Receivables Trust
Series 2019-4, Class A2B, 2.12%, 6/15/2022(l)	2,000	2,000
Series 2019-3, Class B, 2.65%, 2/15/2024	1,187	1,197
Series 2018-3, Class D, 4.30%, 9/16/2024	500	513
Series 2019-2, Class C, 3.42%, 6/16/2025	500	511
Series 2019-3, Class C, 2.90%, 8/15/2025	1,000	1,014
Series 2019-4, Class C, 2.51%, 11/17/2025	2,000	2,003
Series 2018-4, Class D, 4.09%, 1/15/2026	500	513
Series 2019-1, Class D, 4.09%, 6/15/2026	7,500	7,744
Series 2019-2, Class D, 3.69%, 8/17/2026	500	512
Series 2019-3, Class D, 3.18%, 10/15/2026	3,000	3,030
Series 2019-4, Class D, 2.70%, 2/16/2027	5,000	4,991

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DT Auto Owner Trust
Series 2017-3A, Class D, 3.58%, 5/15/2023(a)	350	352
Series 2017-4A, Class D, 3.47%, 7/17/2023(a)	300	302
Series 2017-2A, Class E, 6.03%, 1/15/2024(a)	1,500	1,562
Series 2019-4A, Class B, 2.36%, 1/16/2024(a)	3,560	3,559
Series 2017-1A, Class E, 5.79%, 2/15/2024(a)	5,000	5,172
Series 2018-3A, Class D, 4.19%, 7/15/2024(a)	800	825
Series 2019-4A, Class C, 2.73%, 7/15/2025(a)	2,068	2,068
Series 2019-4A, Class D, 2.85%, 7/15/2025(a)	10,000	9,995
Exeter Automobile Receivables Trust
Series 2018-3A, Class C, 3.71%, 6/15/2023(a)	540	548
Series 2016-3A, Class D, 6.40%, 7/17/2023(a)	3,000	3,137
Series 2017-1A, Class D, 6.20%, 11/15/2023(a)	1,860	1,951
Series 2019-3A, Class C, 2.79%, 5/15/2024(a)	1,500	1,511
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	3,385	3,544
Series 2019-4A, Class C, 2.44%, 9/16/2024(a)	5,000	4,983
Series 2019-3A, Class D, 3.11%, 8/15/2025(a)	620	626
Series 2019-4A, Class D, 2.58%, 9/15/2025(a)	5,000	4,954
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	810	814
Series 2019-4A, Class E, 3.56%, 10/15/2026(a)	3,000	2,962
First Investors Auto Owner Trust Series 2019-2A, Class B, 2.47%, 1/15/2025(a)	9,095	9,096
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	374	376
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	300	306
Series 2019-4, Class B, 2.53%, 11/17/2025(a)	3,360	3,364
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	2,480	2,485
FORA Financial Asset Securitization LLC Series 2019-1, Class A, 4.02%, 10/15/2024(a)	3,000	3,028
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024(a)	51	51
Series 2018-1, Class B, 4.56%, 7/18/2024‡(a)	200	203
Series 2018-2, Class B, 4.61%, 10/20/2025‡(a)	500	513
Series 2019-1, Class B, 3.87%, 6/18/2026‡(a)	1,000	1,015
Series 2019-2, Class A, 2.62%, 11/18/2026(a)	4,385	4,386
Series 2019-2, Class B, 3.19%, 11/18/2026‡(a)	6,410	6,404
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023(a)	4,000	4,002
Series 2019-4A, Class B, 2.78%, 9/16/2024(a)	1,500	1,506
Series 2019-3A, Class C, 2.96%, 5/15/2025(a)	5,000	5,006
Series 2019-4A, Class C, 3.06%, 8/15/2025(a)	1,200	1,204
GLS Auto Receivables Trust
Series 2018-1A, Class B, 3.52%, 8/15/2023(a)	500	504
Series 2018-2A, Class C, 4.17%, 4/15/2024(a)	300	308
Lendmark Funding Trust Series 2019-2A, Class A, 2.78%, 4/20/2028(a)	11,255	11,253
LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027(a)	6,460	6,460
Marlette Funding Trust
Series 2017-3A, Class B, 3.01%, 12/15/2024(a)	120	121
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(a)	200	201
Series 2019-4A, Class A, 2.39%, 12/17/2029(a)	10,000	10,006
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(a)	748	775
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(a)(g)	354	354
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(a)(g)	441	444
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 2.51%, 8/25/2034‡(l)	682	686
OnDeck Asset Securitization Trust II LLC Series 2019-1A, Class A, 2.65%, 11/18/2024(a)	9,575	9,589
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	1,000	1,027
Series 2018-1A, Class C, 3.75%, 10/15/2024(a)	500	514
Series 2018-1A, Class D, 4.14%, 10/15/2024(a)	7,240	7,523
Prosper Marketplace Issuance Trust
Series 2017-3A, Class B, 3.36%, 11/15/2023‡(a)	19	19
Series 2019-4A, Class A, 2.48%, 2/17/2026(a)	5,500	5,498

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Regional Management Issuance Trust Series 2019-1, Class A, 3.05%, 11/15/2028(a)	8,182	8,188
Santander Drive Auto Receivables Trust Series 2018-4, Class D, 3.98%, 12/15/2025	500	513
Santander Revolving Auto Loan Trust Series 2019-A, Class A, 2.51%, 1/26/2032(a)	14,400	14,378
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	192	196
Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	300	307
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029(a)	500	501
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031(a)	2,167	2,208
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	25	25
Series 2019-1, Class AA, 4.15%, 8/25/2031	350	381
Upstart Securitization Trust Series 2019-2, Class A, 2.90%, 9/20/2029(a)	4,380	4,394
US Airways Pass-Through Trust Series 2012-2, Class A, 4.63%, 6/3/2025	93	100
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044(a)	698	705
Vericrest Opportunity Loan Trust
Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(a)(g)	600	606
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049‡(a)(g)	4,992	4,991
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡(a)(g)	483	486
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049(a)(g)	7,467	7,470
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	500	513
Series 2019-2A, Class C, 2.84%, 7/15/2024(a)	2,000	2,016
Series 2019-3A, Class C, 2.49%, 10/15/2024(a)	4,500	4,506
Series 2019-3A, Class D, 2.72%, 11/15/2024(a)	4,000	4,001
Series 2019-2A, Class D, 3.20%, 11/15/2024(a)	1,000	1,014
Series 2019-3A, Class E, 3.59%, 3/17/2025(a)	1,700	1,705
Series 2019-3A, Class F, 4.72%, 4/15/2026(a)	2,000	2,000

TOTAL ASSET-BACKED SECURITIES (Cost $315,189)		315,783

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 3.22%, 5/15/2035‡(a)(l)	600	598
Barclays Commercial Mortgage Trust Series 2019-C5, Class XA, IO, 0.90%, 11/15/2052(l)	113,000	7,492
BHMS Series 2018-ATLS, Class A, 3.02%, 7/15/2035(a)(l)	500	500
BX Commercial Mortgage Trust Series 2018-IND, Class E, 3.47%, 11/15/2035‡(a)(l)	1,572	1,575
BX Trust Series 2019-CALM, Class E, 3.75%, 11/25/2028(a)(k)(l)	3,750	3,752
BXMT Ltd.
Series 2017-FL1, Class B, 3.26%, 6/15/2035‡(a)(l)	500	500
Series 2017-FL1, Class D, 4.46%, 6/15/2035‡(a)(l)	300	300
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 3.92%, 12/15/2037‡(a)(l)	200	201
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 2.82%, 7/15/2032‡(a)(l)	365	365
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036‡(a)(l)	400	424
Series 2019-PRM, Class C, 3.90%, 5/10/2036‡(a)	1,750	1,821
Series 2019-PRM, Class D, 4.35%, 5/10/2036‡(a)	2,144	2,244
Series 2019-PRM, Class E, 4.89%, 5/10/2036‡(a)	1,000	1,033
Series 2015-P1, Class D, 3.23%, 9/15/2048(a)	2,000	1,890
Commercial Mortgage Trust
Series 2014-UBS2, Class D, 5.17%, 3/10/2047(a)(l)	1,500	1,429
Series 2014-LC15, Class D, 5.15%, 4/10/2047‡(a)(l)	1,000	1,019
Series 2014-CR19, Class D, 4.91%, 8/10/2047(a)(l)	3,291	3,286

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-CR20, Class D, 3.22%, 11/10/2047(a)	4,000	3,775
Series 2014-CR21, Class D, 4.07%, 12/10/2047(a)(l)	4,000	3,977
Series 2015-CR23, Class CME, 3.81%, 5/10/2048‡(a)(l)	477	477
Series 2015-CR23, Class D, 4.39%, 5/10/2048‡(l)	2,000	2,006
Series 2015-LC21, Class D, 4.44%, 7/10/2048‡(l)	1,000	999
Series 2019-GC44, Class XA, IO, 1.00%, 8/15/2057(k)(l)	67,000	3,252
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B, 3.00%, 5/15/2036‡(a)(l)	1,200	1,202
Series 2019-ICE4, Class D, 3.37%, 5/15/2036‡(a)(l)	1,000	1,001
DBGS Mortgage Trust Series 2018-5BP, Class D, 3.12%, 6/15/2033‡(a)(l)	300	300
DBUBS Mortgage Trust Series 2011-LC1A, Class C, 5.89%, 11/10/2046(a)(l)	245	251
FHLMC, Multifamily Structured Pass-Through Certificates
Series K018, Class X1, IO, 1.45%, 1/25/2022(l)	5,504	121
Series K721, Class X3, IO, 1.34%, 9/25/2022(l)	6,071	209
Series K027, Class X1, IO, 0.88%, 1/25/2023(l)	10,760	212
Series K034, Class X1, IO, 0.23%, 7/25/2023(l)	166,295	643
Series K033, Class X1, IO, 0.41%, 7/25/2023(l)	52,131	534
Series KC03, Class X1, IO, 0.63%, 11/25/2024(l)	58,500	1,320
Series KC06, Class X1, IO, 0.90%, 6/25/2026(l)	38,000	1,678
Series K734, Class X3, IO, 2.24%, 7/25/2026(l)	40,000	4,817
Series KC05, Class X1, IO, 1.20%, 6/25/2027(l)	29,000	1,931
Series K078, Class X1, IO, 0.23%, 6/25/2028(l)	49,913	505
Series K082, Class X3, IO, 2.29%, 10/25/2028(l)	8,700	1,403
Series K092, Class X3, IO, 2.25%, 7/25/2029(l)	39,434	6,868
Series K095, Class X3, IO, 2.17%, 1/25/2030(l)	25,000	4,107
Series K723, Class X3, IO, 1.98%, 10/25/2034(l)	7,410	494
Series K025, Class X3, IO, 1.81%, 11/25/2040(l)	3,360	159
Series K042, Class X3, IO, 1.66%, 1/25/2043(l)	6,375	449
Series K054, Class X3, IO, 1.65%, 4/25/2043(l)	3,700	319
Series K068, Class X3, IO, 2.13%, 10/25/2044(l)	3,368	457
Series K059, Class X3, IO, 1.98%, 11/25/2044(l)	5,700	651
Series K061, Class X3, IO, 2.04%, 12/25/2044(l)	2,775	331
Series K070, Class X3, IO, 2.11%, 12/25/2044(l)	16,537	2,282
Series K072, Class X3, IO, 2.21%, 12/25/2045(l)	1,200	176
Series K097, Class X3, IO, 2.09%, 1/25/2046(l)	20,477	3,262
Series K090, Class X3, IO, 2.39%, 2/25/2047(l)	32,598	5,877
Series K088, Class X3, IO, 2.42%, 2/25/2047(l)	10,500	1,868
Series K093, Class X3, IO, 2.28%, 5/25/2047(l)	50,000	8,531
Series K736, Class X3, IO, 2.08%, 9/25/2047(l)	50,000	5,839
Series K099, Class X3, IO, 2.02%, 10/25/2047(l)	13,745	2,109
Series K087, Class X3, IO, 2.39%, 1/25/2051(l)	14,050	2,404
Series K096, Class X3, IO, 2.11%, 8/25/2051(l)	48,000	7,547
FNMA ACES Series 2019-M21, Class X2, IO, 1.47%, 2/25/2031(l)	34,985	3,963
FREMF Series 2018-KF46, Class B, 3.73%, 3/25/2028(a)(l)	367	365
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.87%, 7/25/2024(a)(l)	4,000	4,090
Series 2017-KF36, Class B, 4.43%, 8/25/2024(a)(l)	5,074	5,139
Series 2017-KF34, Class B, 4.48%, 8/25/2024(a)(l)	6,039	6,100
Series 2017-KF38, Class B, 4.28%, 9/25/2024(a)(l)	157	158
Series 2017-KF39, Class B, 4.28%, 11/25/2024(a)(l)	166	167
Series 2018-KF42, Class B, 3.98%, 12/25/2024(a)(l)	3,306	3,308
Series 2018-KF53, Class B, 3.83%, 10/25/2025(l)	1,352	1,351
Series 2019-KC03, Class B, 4.51%, 1/25/2026(a)(l)	5,000	5,188
Series 2019-KF62, Class B, 3.83%, 4/25/2026(a)(l)	1,000	1,000
Series 2019-KC06, Class B, 3.82%, 9/25/2026(a)(l)	7,600	7,524
Series 2010-K8, Class B, 5.44%, 9/25/2043(a)(l)	1,050	1,062
Series 2011-K15, Class B, 5.13%, 8/25/2044(a)(l)	135	140

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-K17, Class B, 4.48%, 12/25/2044(a)(l)	280	291
Series 2012-K18, Class B, 4.39%, 1/25/2045(a)(l)	385	399
Series 2012-K19, Class B, 4.17%, 5/25/2045(a)(l)	300	312
Series 2012-K21, Class B, 4.07%, 7/25/2045(a)(l)	530	548
Series 2012-K22, Class B, 3.81%, 8/25/2045(a)(l)	190	197
Series 2013-K26, Class B, 3.72%, 12/25/2045(a)(l)	6,500	6,741
Series 2011-K12, Class B, 4.49%, 1/25/2046(a)(l)	500	510
Series 2013-K31, Class C, 3.74%, 7/25/2046(a)(l)	3,000	3,082
Series 2013-K34, Class B, 3.86%, 9/25/2046(a)(l)	1,000	1,042
Series 2011-K14, Class B, 5.35%, 2/25/2047(a)(l)	1,100	1,140
Series 2014-K716, Class B, 4.08%, 8/25/2047(a)(l)	250	256
Series 2014-K40, Class C, 4.21%, 11/25/2047(a)(l)	2,000	2,101
Series 2011-K13, Class B, 4.77%, 1/25/2048(a)(l)	600	614
Series 2015-K51, Class C, 4.09%, 10/25/2048(a)(l)	4,955	5,158
Series 2011-K11, Class B, 4.57%, 12/25/2048(a)(l)	305	311
Series 2017-K726, Class C, 4.11%, 7/25/2049(a)(l)	2,300	2,383
Series 2017-K729, Class B, 3.80%, 11/25/2049(a)(l)	200	207
Series 2017-K729, Class C, 3.80%, 11/25/2049(a)(l)	3,000	3,068
Series 2017-K62, Class C, 4.00%, 1/25/2050(a)(l)	10,500	10,813
Series 2017-K728, Class B, 3.76%, 11/25/2050(a)(l)	1,825	1,873
GNMA
Series 2015-115, IO, 0.59%, 7/16/2057(l)	2,722	117
Series 2017-54, IO, 0.65%, 12/16/2058(l)	18,223	1,032
Series 2017-23, IO, 0.74%, 5/16/2059(l)	3,369	186
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class A, 2.62%, 11/21/2035(a)(l)	155	155
GRACE Mortgage Trust Series 2014-GRCE, Class B, 3.52%, 6/10/2028‡(a)	4,100	4,147
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class C, 4.20%, 2/10/2029(a)(l)	4,200	4,245
Series 2016-RENT, Class E, 4.20%, 2/10/2029‡(a)(l)	2,000	2,014
GS Mortgage Securities Trust
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(a)	2,000	1,663
Series 2013-GC12, Class D, 4.59%, 6/10/2046‡(a)(l)	2,000	1,991
Series 2013-GC14, Class D, 4.90%, 8/10/2046‡(a)(l)	874	902
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,500	1,351
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.39%, 1/15/2049‡(a)(l)	2,320	2,237
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 2.57%, 5/15/2036(a)(l)	950	949
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.48%, 7/15/2040(l)	241	243
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class C, 5.07%, 4/15/2047(l)	300	321
Series 2014-C17, Class D, 4.90%, 8/15/2047(a)(l)	2,000	2,028
Series 2015-C23, Class D, 4.27%, 7/15/2050‡(a)(l)	2,000	2,002
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 2.97%, 7/15/2035‡(a)(l)	250	249
Series 2011-C1, Class E, 5.55%, 9/15/2047‡(a)(l)	3,000	3,083
Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M7, 3.41%, 10/15/2049(a)(l)	3,549	3,569
Nationslink Funding Corp. Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(a)	460	469
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048(a)(l)	3,370	3,433
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045‡(l)	150	155
Series 2013-C12, Class B, 3.86%, 3/15/2048(l)	150	155
Series 2014-C22, Class D, 4.05%, 9/15/2057‡(a)(l)	1,000	826

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $230,611)		230,895

FOREIGN GOVERNMENT SECURITIES — 1.2%
Arab Republic of Egypt (Egypt)
6.13%, 1/31/2022(i)	700	726
5.58%, 2/21/2023(i)	500	517
5.88%, 6/11/2025(i)	500	522

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(i)	3,300	3,460
Federal Republic of Nigeria (Nigeria)
6.38%, 7/12/2023(i)	2,000	2,109
7.63%, 11/21/2025(i)	1,300	1,413
Gabonese Republic (Gabon) 6.38%, 12/12/2024(i)	3,500	3,496
Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021(i)	1,500	1,566
Republic of Angola (Angola) 9.50%, 11/12/2025(i)	3,000	3,337
Republic of Ecuador (Ecuador)
10.75%, 3/28/2022(i)	1,300	1,150
7.95%, 6/20/2024(i)	2,220	1,814
Republic of El Salvador (El Salvador)
7.38%, 12/1/2019(i)	350	350
5.88%, 1/30/2025(i)	3,100	3,185
Republic of Ghana (Ghana) 7.88%, 8/7/2023(i)	3,200	3,467
Republic of Kenya (Kenya) 6.88%, 6/24/2024(i)	3,300	3,523
Republic of Lebanon (Lebanon)
6.38%, 3/9/2020	3,462	2,774
6.65%, 4/22/2024(i)	1,050	471
Republic of Sri Lanka (Sri Lanka)
6.25%, 7/27/2021(i)	1,000	1,001
5.75%, 4/18/2023(i)	1,100	1,072
6.85%, 3/14/2024(a)	1,120	1,116
6.35%, 6/28/2024(a)	350	343
Republic of Ukraine (Ukraine)
7.75%, 9/1/2020(i)	100	103
7.75%, 9/1/2021(i)	1,200	1,256
7.75%, 9/1/2023(i)	3,700	3,926

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $44,206)		42,697

	Shares (000)
SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 1.80%(m)(n)(Cost $41,691)	41,678	41,690

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(m)(n)(Cost $6,525)	6,525	6,525

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
1.56%, 1/30/2020(o)	10,230	10,204
2.49%, 2/27/2020(o)	205	204

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,407)		10,408

TOTAL SHORT-TERM INVESTMENTS (Cost $58,623)		58,623

Total Investments — 100.0% (Cost $3,625,092)		3,630,846
Liabilities in Excess of Other Assets — 0.0%(b)		(981)

Net Assets — 100.0%		3,629,865

Percentages indicated are based on net assets.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $6,309,000.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(j)	Defaulted security.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of November 30, 2019.
(o)	The rate shown is the effective yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	723	03/2020	USD	155,880	(86)
U.S. Treasury 5 Year Note	2,959	03/2020	USD	352,051	(166)
U.S. Treasury 10 Year Note	55	03/2020	USD	7,116	(16)
U.S. Treasury 10 Year Ultra Note	38	03/2020	USD	5,405	(1)
U.S. Treasury Long Bond	11	03/2020	USD	1,749	(5)
U.S. Treasury Ultra Bond	54	03/2020	USD	10,142	(2)

					(276)

Short Contracts
U.S. Treasury 10 Year Note	(1,069)	03/2020	USD	(138,302)	314
U.S. Treasury 10 Year Ultra Note	(433)	03/2020	USD	(61,587)	118
U.S. Treasury Long Bond	(8)	03/2020	USD	(1,272)	4

					436

					160

Abbreviations

USD	United States Dollar

Centrally Cleared Interest rate swap contracts outstanding as of November 30, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month LIBOR quarterly	1.36 semi-annually	Receive	9/15/2021	USD 20,650	—	85	85

Abbreviations
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2019 was 1.91%.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$295,909	$19,874		$315,783
Collateralized Mortgage Obligations	—	445,834	13,929		459,763
Commercial Mortgage-Backed Securities	—	193,741	37,154		230,895
Corporate Bonds
Wireless Telecommunication Services	—	9,249	—	(a)	9,249
Other Corporate Bonds	—	1,094,379	—		1,094,379

Total Corporate Bonds	—	1,103,628	—	(a)	1,103,628

Foreign Government Securities	—	42,697	—		42,697
Mortgage-Backed Securities	—	484,263	—		484,263
U.S. Treasury Obligations	—	935,194	—		935,194
Short-Term Investments
Investment Companies	41,690	—	—		41,690
Investment of cash collateral from securities loaned	6,525	—	—		6,525
U.S. Treasury Obligations	—	10,408	—		10,408

Total Short-Term Investments	48,215	10,408	—		58,623

Total Investments in Securities	$48,215	$3,511,674	$70,957		$3,630,846

Appreciation in Other Financial Instruments
Futures Contracts	$436	$—	$—		$436
Swaps	—	85	—		85

Total Appreciation in Other Financial Instruments	$436	$85	$—		$521

Depreciation in Other Financial Instruments
Futures Contracts	$(276)	$—	$—		$(276)

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$5,028		$5	$59	$(3)	$18,064	$(4,176)	$897	$—	$19,874
Collateralized Mortgage Obligations	—		—	38	— (a)	14,081	(190)	—	—	13,929
Commercial Mortgage-Backed Securities	4,199		—	217	1	32,426	(821)	1,132	—	37,154
Corporate Bonds - Wireless Telecommunication Services	—	(b)	—	—	—	—	—	—	—	—	(b)

Total	$9,227		$5	$314	$(2)	$64,571	$(5,187)	$2,029	$—	$70,957

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $316,000.

There were no significant transfers into or out of level 3 during the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$19,874	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 44.00% (19.80%)
			Constan Default Rate	0.00% - 1.87% (0.06%)
			Yield (Discount Rate of Cash Flows)	2.27% - 5.78% (3.28%)
Asset-Backed Securities	19,874

	12,870	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 27.00% (16.80%)

			Yield (Discount Rate of Cash Flows)	2.68% - 4.71% (3.76%)
Collateralized Mortgage Obligation	12,870

	36,354	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.55% - 9.09% (4.00%)

Commercial Mortgage-Backed Securities	36,354

Total	$69,098

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2019, the value of these investments was approximately $1,859,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.80%(a)(b)	$—	$4,784,777	$4,743,047	$(39)	$(1)	$41,690	41,678	$902	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	—	13,858	7,333	—	—	6,525	6,525	22	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	7,481	681,232	688,713	—	—	—	—	209	—

Total	$7,481	$5,479,867	$5,439,093	$(39)	$(1)	$48,215		$1,133	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.

C. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including interest rate swaps to manage interest rate (e.g., duration, yield curve) risk, within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.